SPDR S&P MidCap 400 ETF Trust
Schedule of Investments

December 31, 2023 (unaudited)

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	747,592	$58,132,754
Acuity Brands, Inc.	250,896	51,391,028
Adient PLC*	759,269	27,607,021
Advanced Drainage Systems, Inc.	555,804	78,168,275
AECOM	1,124,654	103,951,769
Affiliated Managers Group, Inc.	274,084	41,501,799
AGCO Corp.	503,843	61,171,579
Agree Realty Corp.	814,914	51,298,836
Alcoa Corp.	1,446,860	49,193,240
Allegro MicroSystems, Inc.*	577,338	17,476,021
ALLETE, Inc.	465,964	28,498,358
Ally Financial, Inc.	2,200,766	76,850,749
Amedisys, Inc.*	264,551	25,148,218
American Financial Group, Inc.	529,762	62,983,404
Amkor Technology, Inc.	836,798	27,840,269
Annaly Capital Management, Inc.	4,054,198	78,529,815
Antero Midstream Corp.	2,761,190	34,597,711
Antero Resources Corp.*	2,290,299	51,943,981
Apartment Income REIT Corp.	1,191,663	41,386,456
AptarGroup, Inc.	533,283	65,924,444
Aramark	2,116,312	59,468,367
Arrow Electronics, Inc.*	439,068	53,676,063
Arrowhead Pharmaceuticals, Inc.*	869,008	26,591,645
ASGN, Inc.*	382,650	36,799,450
Ashland, Inc.	415,404	35,022,711
Aspen Technology, Inc.*	227,223	50,023,143
Associated Banc-Corp.	1,204,798	25,770,629
Autoliv, Inc.	607,145	66,901,308
AutoNation, Inc.*	210,269	31,578,198
Avient Corp.	739,038	30,721,810
Avis Budget Group, Inc.	149,762	26,546,812
Avnet, Inc.	733,553	36,971,071
Axalta Coating Systems Ltd.*	1,784,198	60,609,206
Azenta, Inc.*	487,661	31,766,238
Bank OZK	852,981	42,504,043
Belden, Inc.	337,918	26,104,165
BellRing Brands, Inc.*	1,065,627	59,067,705
Berry Global Group, Inc.	957,431	64,521,275
BJ's Wholesale Club Holdings, Inc.*	1,084,157	72,269,906
Black Hills Corp.	551,209	29,737,726
Blackbaud, Inc.*	349,265	30,281,275
Boston Beer Co., Inc., Class A*	76,289	26,364,716
Boyd Gaming Corp.	563,283	35,267,149
Brighthouse Financial, Inc.*	520,507	27,545,230
Brink's Co.	365,230	32,121,978
Brixmor Property Group, Inc.	2,436,913	56,706,966
Bruker Corp.	751,798	55,242,117
Brunswick Corp.	557,866	53,973,535
Burlington Stores, Inc.*	526,015	102,299,397
BWX Technologies, Inc.	741,506	56,895,755
Cable One, Inc.	36,886	20,530,379
Cabot Corp.	447,858	37,396,143
CACI International, Inc., Class A*	180,611	58,492,678
Cadence Bank	1,480,854	43,818,470
Calix, Inc.*	475,244	20,763,410
Capri Holdings Ltd.*	942,192	47,335,726
Carlisle Cos., Inc.	394,667	123,305,811
Carlyle Group, Inc.	1,754,970	71,409,729
Carter's, Inc.	298,537	22,357,436
Casey's General Stores, Inc.	302,122	83,004,998
Celsius Holdings, Inc.*	1,202,033	65,534,839
ChampionX Corp.	1,579,234	46,129,425
Chart Industries, Inc.*	340,402	46,407,005

The accompanying notes are an integral part of these financial statements

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)

December 31, 2023 (unaudited)

Common Stock	Shares	Value
Chemed Corp.	122,107	$71,402,068
Chemours Co.	1,203,380	37,954,605
Chesapeake Energy Corp.	903,206	69,492,670
Choice Hotels International, Inc.	201,859	22,870,625
Chord Energy Corp.	334,642	55,627,540
Churchill Downs, Inc.	550,303	74,252,384
Ciena Corp.*	1,198,549	53,946,690
Cirrus Logic, Inc.*	436,948	36,349,704
Civitas Resources, Inc.	691,794	47,304,874
Clean Harbors, Inc.*	408,268	71,246,849
Cleveland-Cliffs, Inc.*	4,092,877	83,576,548
CNO Financial Group, Inc.	909,365	25,371,284
CNX Resources Corp.*	1,287,809	25,756,180
Coca-Cola Consolidated, Inc.	37,993	35,272,701
Cognex Corp.	1,395,543	58,249,965
Coherent Corp.*	1,068,408	46,507,800
Columbia Banking System, Inc.	1,690,911	45,113,505
Columbia Sportswear Co.	279,609	22,240,100
Comfort Systems USA, Inc.	289,542	59,550,103
Commerce Bancshares, Inc.	962,766	51,421,332
Commercial Metals Co.	947,743	47,425,060
CommVault Systems, Inc.*	355,020	28,348,347
Concentrix Corp.	383,349	37,648,705
COPT Defense Properties	912,404	23,384,915
Core & Main, Inc., Class A*	1,108,195	44,782,160
Coty, Inc., Class A*	3,036,065	37,707,927
Cousins Properties, Inc.	1,230,423	29,960,800
Crane Co.	395,995	46,782,849
Crane NXT Co.	391,375	22,257,496
Crocs, Inc.*	491,010	45,865,244
Crown Holdings, Inc.	978,069	90,070,374
CubeSmart	1,822,934	84,492,991
Cullen/Frost Bankers, Inc.	519,228	56,331,046
Curtiss-Wright Corp.	310,018	69,068,910
Darling Ingredients, Inc.*	1,293,319	64,459,019
Deckers Outdoor Corp.*	208,598	139,433,161
Dick's Sporting Goods, Inc.	498,198	73,210,196
Dolby Laboratories, Inc., Class A	482,804	41,608,049
Donaldson Co., Inc.	978,396	63,938,179
Doximity, Inc., Class A*	957,917	26,859,993
Dropbox, Inc., Class A*	2,076,853	61,225,626
DT Midstream, Inc.	785,580	43,049,784
Dynatrace, Inc.*	1,933,168	105,724,958
Eagle Materials, Inc.	282,828	57,368,832
East West Bancorp, Inc.	1,142,512	82,203,738
EastGroup Properties, Inc.	375,593	68,936,339
EMCOR Group, Inc.	381,385	82,161,771
Encompass Health Corp.	812,566	54,214,404
EnerSys	327,511	33,065,511
Enovis Corp.*	402,758	22,562,503
Envista Holdings Corp.*	1,389,547	33,432,501
EPR Properties	610,690	29,587,931
Equitable Holdings, Inc.	2,579,450	85,895,685
Equitrans Midstream Corp.	3,512,419	35,756,425
Equity LifeStyle Properties, Inc.	1,511,075	106,591,231
Erie Indemnity Co., Class A	202,202	67,721,494
Esab Corp.	459,298	39,784,393
Essent Group Ltd.*	865,495	45,646,206
Essential Utilities, Inc.	2,037,384	76,096,292
Euronet Worldwide, Inc.*	355,207	36,049,958
Evercore, Inc., Class A	280,978	48,061,287
Exelixis, Inc.*	2,521,043	60,479,822
ExlService Holdings, Inc.*	1,337,023	41,247,160

The accompanying notes are an integral part of these financial statements

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)

December 31, 2023 (unaudited)

Common Stock	Shares	Value
Exponent, Inc.	410,384	$36,130,207
Federated Hermes, Inc.	699,195	23,674,743
Fidelity National Financial, Inc.	2,096,049	106,940,420
First American Financial Corp.	836,480	53,902,771
First Financial Bankshares, Inc.	1,041,242	31,549,633
First Horizon Corp.	4,529,915	64,143,596
First Industrial Realty Trust, Inc.	1,072,342	56,480,253
FirstCash Holdings, Inc.	299,864	32,502,259
Five Below, Inc.*	451,444	96,229,803
Floor & Decor Holdings, Inc., Class A*	863,955	96,382,820
Flowers Foods, Inc.	1,557,494	35,059,190
Flowserve Corp.	1,063,706	43,845,961
Fluor Corp.*	1,381,219	54,102,348
FNB Corp.	2,909,004	40,056,985
Fortune Brands Innovations, Inc.	1,022,247	77,833,887
Fox Factory Holding Corp.*	343,579	23,184,711
Frontier Communications Parent, Inc.*	1,793,119	45,437,635
FTI Consulting, Inc.*	287,880	57,331,302
GameStop Corp., Class A*	2,177,619	38,173,661
Gaming and Leisure Properties, Inc.	2,164,680	106,826,958
Gap, Inc.	1,739,188	36,366,421
GATX Corp.	287,798	34,599,076
Genpact Ltd.	1,353,042	46,964,088
Gentex Corp.	1,890,969	61,759,048
Glacier Bancorp, Inc.	898,886	37,141,970
Globus Medical, Inc., Class A*	935,244	49,839,153
GoDaddy, Inc., Class A*	1,141,658	121,198,413
Goodyear Tire & Rubber Co.*	2,298,706	32,917,470
Graco, Inc.	1,368,354	118,718,393
Graham Holdings Co., Class B	29,024	20,215,796
Grand Canyon Education, Inc.*	239,619	31,639,293
Graphic Packaging Holding Co.	2,481,151	61,160,372
Greif, Inc., Class A	206,512	13,545,122
Grocery Outlet Holding Corp.*	804,768	21,696,545
GXO Logistics, Inc.*	964,363	58,980,441
H&R Block, Inc.	1,166,844	56,440,244
Haemonetics Corp.*	411,364	35,175,736
Halozyme Therapeutics, Inc.*	1,070,908	39,580,760
Hancock Whitney Corp.	698,419	33,936,179
Hanover Insurance Group, Inc.	289,915	35,201,479
Harley-Davidson, Inc.	1,027,438	37,850,816
Healthcare Realty Trust, Inc.	3,087,726	53,201,519
HealthEquity, Inc.*	694,183	46,024,333
Helen of Troy Ltd.*	192,481	23,253,630
Hertz Global Holdings, Inc.*	1,073,035	11,148,834
Hexcel Corp.	681,878	50,288,503
HF Sinclair Corp.	1,269,184	70,528,555
Hilton Grand Vacations, Inc.*	577,770	23,214,799
Home BancShares, Inc.	1,521,244	38,533,111
Houlihan Lokey, Inc.	418,426	50,173,462
Hyatt Hotels Corp., Class A	358,499	46,751,855
IDACORP, Inc.	410,335	40,344,137
Inari Medical, Inc.*	414,917	26,936,412
Independence Realty Trust, Inc.	1,821,718	27,872,285
Ingredion, Inc.	528,508	57,358,973
Insperity, Inc.	287,121	33,656,324
Integra LifeSciences Holdings Corp.*	551,380	24,012,599
Interactive Brokers Group, Inc., Class A	867,566	71,921,221
International Bancshares Corp.	432,672	23,502,743
IPG Photonics Corp.*	239,652	26,011,828
Iridium Communications, Inc.	1,004,054	41,326,863
ITT, Inc.	665,581	79,417,125
Janus Henderson Group PLC*	1,074,379	32,392,527

The accompanying notes are an integral part of these financial statements

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)

December 31, 2023 (unaudited)

Common Stock	Shares	Value
Jazz Pharmaceuticals PLC*	510,386	$62,777,478
Jefferies Financial Group, Inc.	1,364,735	55,148,941
Jones Lang LaSalle, Inc.*	385,673	72,842,060
KB Home	620,677	38,767,485
KBR, Inc.	1,094,471	60,644,638
Kemper Corp.	488,379	23,769,406
Kilroy Realty Corp.	864,914	34,458,174
Kinsale Capital Group, Inc.	178,467	59,770,383
Kirby Corp.*	479,123	37,601,573
Kite Realty Group Trust	1,778,558	40,657,836
Knife River Corp.*	458,572	30,348,295
Knight-Swift Transportation Holdings, Inc.	1,307,602	75,383,255
Kyndryl Holdings, Inc.*	1,860,250	38,655,995
Lamar Advertising Co., Class A	709,990	75,457,737
Lancaster Colony Corp.	165,079	27,467,495
Landstar System, Inc.	291,417	56,432,902
Lantheus Holdings, Inc.*	555,233	34,424,446
Lattice Semiconductor Corp.*	1,118,981	77,198,499
Lear Corp.	472,311	66,695,036
Leggett & Platt, Inc.	1,080,808	28,284,745
Lennox International, Inc.	259,313	116,047,754
Light & Wonder, Inc.*	730,000	59,940,300
Lincoln Electric Holdings, Inc.	463,714	100,839,246
Lithia Motors, Inc.	223,102	73,463,027
Littelfuse, Inc.	201,794	53,992,003
LivaNova PLC*	436,826	22,601,377
Louisiana-Pacific Corp.	520,262	36,850,157
Lumentum Holdings, Inc.*	543,167	28,472,814
MACOM Technology Solutions Holdings, Inc.*	438,733	40,780,232
Macy's, Inc.	2,218,333	44,632,860
Manhattan Associates, Inc.*	499,101	107,466,427
ManpowerGroup, Inc.	395,696	31,445,961
Marriott Vacations Worldwide Corp.	267,777	22,731,590
Masimo Corp.*	359,835	42,176,260
MasTec, Inc.*	490,025	37,104,693
Matador Resources Co.	898,219	51,072,732
Mattel, Inc.*	2,863,638	54,065,485
Maximus, Inc.	492,770	41,323,692
MDU Resources Group, Inc.	1,650,879	32,687,404
Medical Properties Trust, Inc.	4,856,060	23,843,255
Medpace Holdings, Inc.*	189,042	57,947,044
MGIC Investment Corp.	2,248,140	43,366,621
Middleby Corp.*	434,551	63,952,871
MKS Instruments, Inc.	509,646	52,427,284
Morningstar, Inc.	211,164	60,443,583
MP Materials Corp.*	1,167,642	23,177,694
MSA Safety, Inc.	299,562	50,575,052
MSC Industrial Direct Co., Inc., Class A	375,879	38,061,508
Murphy Oil Corp.	1,189,682	50,751,834
Murphy USA, Inc.	156,964	55,967,084
National Fuel Gas Co.	744,373	37,345,193
National Storage Affiliates Trust	626,374	25,975,730
NCR Corp.*	1,087,466	18,389,050
Neogen Corp.*	1,595,789	32,091,317
Neurocrine Biosciences, Inc.*	796,522	104,949,739
New Jersey Resources Corp.	790,931	35,259,704
New York Community Bancorp, Inc.	5,857,160	59,918,747
New York Times Co., Class A	1,326,505	64,985,480
NewMarket Corp.	55,977	30,553,926
Nexstar Media Group, Inc., Class A	261,316	40,961,283
NNN REIT, Inc.	1,479,028	63,746,107
Nordstrom, Inc.	786,426	14,509,560
Northwestern Energy Group, Inc.	496,486	25,266,173

The accompanying notes are an integral part of these financial statements

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2023 (unaudited)

Common Stock	Shares	Value
NOV, Inc.	3,193,543	$64,765,052
Novanta, Inc.*	290,307	48,890,602
nVent Electric PLC*	1,345,040	79,478,414
OGE Energy Corp.	1,623,714	56,716,330
Old National Bancorp	2,372,269	40,067,623
Old Republic International Corp.	2,113,902	62,148,719
Olin Corp.	993,501	53,599,379
Ollie's Bargain Outlet Holdings, Inc.*	500,233	37,962,682
Omega Healthcare Investors, Inc.	1,986,147	60,895,267
ONE Gas, Inc.	449,561	28,646,027
Onto Innovation, Inc.*	397,894	60,837,993
Option Care Health, Inc.*	1,435,991	48,378,537
Ormat Technologies, Inc.	435,466	33,003,968
Oshkosh Corp.	530,309	57,490,799
Ovintiv, Inc.	2,057,534	90,366,893
Owens Corning	720,500	106,799,715
Park Hotels & Resorts, Inc.	1,702,326	26,045,588
Patterson Cos., Inc.	689,863	19,626,602
Paylocity Holding Corp.*	350,677	57,809,103
PBF Energy, Inc., Class A	881,702	38,759,620
Penn Entertainment, Inc.*	1,230,301	32,012,432
Penske Automotive Group, Inc.	158,025	25,364,593
Penumbra, Inc.*	312,893	78,705,105
Performance Food Group Co.*	1,261,449	87,229,198
Permian Resources Corp.	3,369,924	45,830,966
Perrigo Co. PLC	1,098,538	35,350,953
Physicians Realty Trust	1,933,397	25,733,514
Pilgrim's Pride Corp.*	326,339	9,026,537
Pinnacle Financial Partners, Inc.	622,397	54,285,466
Planet Fitness, Inc., Class A*	692,652	50,563,596
PNM Resources, Inc.	695,862	28,947,859
Polaris, Inc.	430,356	40,784,838
Portland General Electric Co.	819,808	35,530,479
Post Holdings, Inc.*	411,932	36,274,732
PotlatchDeltic Corp.	643,395	31,590,695
Power Integrations, Inc.	460,944	37,848,112
Primerica, Inc.	284,017	58,439,338
Progyny, Inc.*	675,931	25,131,115
Prosperity Bancshares, Inc.	759,742	51,457,326
PVH Corp.	489,862	59,821,947
Qualys, Inc.*	298,210	58,532,659
QuidelOrtho Corp.*	400,851	29,542,719
R1 RCM, Inc.*	1,596,344	16,873,356
Rambus, Inc.*	871,565	59,484,311
Range Resources Corp.	1,956,245	59,548,098
Rayonier, Inc.	1,106,026	36,952,329
RBC Bearings, Inc.*	235,788	67,173,643
Regal Rexnord Corp.	537,886	79,617,886
Reinsurance Group of America, Inc.	534,292	86,437,760
Reliance Steel & Aluminum Co.	465,915	130,307,107
RenaissanceRe Holdings Ltd.	425,573	83,412,308
Repligen Corp.*	420,946	75,686,091
Rexford Industrial Realty, Inc.	1,711,355	96,007,016
RH*	125,301	36,522,735
RLI Corp.	325,498	43,330,294
Royal Gold, Inc.	532,556	64,417,974
RPM International, Inc.	1,044,404	116,586,819
Ryder System, Inc.	359,313	41,342,554
Sabra Health Care REIT, Inc.	1,874,487	26,748,929
Saia, Inc.*	215,223	94,315,023
Science Applications International Corp.	429,143	53,351,058
Scotts Miracle-Gro Co.	336,881	21,476,164
SEI Investments Co.	810,748	51,523,035

The accompanying notes are an integral part of these financial statements

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)

December 31, 2023 (unaudited)

Common Stock	Shares	Value
Selective Insurance Group, Inc.	491,181	$48,862,686
Sensata Technologies Holding PLC*	1,227,025	46,099,329
Service Corp. International	1,197,757	81,986,467
Shockwave Medical, Inc.*	299,124	57,001,069
Silgan Holdings, Inc.	656,154	29,690,969
Silicon Laboratories, Inc.*	257,635	34,077,381
Simpson Manufacturing Co., Inc.	345,952	68,491,577
Skechers U.S.A., Inc., Class A*	1,083,058	67,517,836
SLM Corp.	1,834,366	35,073,078
Sonoco Products Co.	794,125	44,367,764
Sotera Health Co.*	801,909	13,512,167
SouthState Corp.	616,654	52,076,430
Southwest Gas Holdings, Inc.	487,035	30,853,667
Southwestern Energy Co.*	8,929,486	58,488,133
Spire, Inc.	426,444	26,584,519
Spirit Realty Capital, Inc.	1,145,763	50,058,385
Sprouts Farmers Market, Inc.*	823,345	39,611,128
STAG Industrial, Inc.	1,471,989	57,790,288
Starwood Property Trust, Inc.	2,412,341	50,707,408
Stericycle, Inc.*	750,078	37,173,866
Stifel Financial Corp.	826,873	57,178,268
Sunrun, Inc.*	1,760,692	34,562,384
Super Micro Computer, Inc.*	376,025	106,888,867
Synaptics, Inc.*	317,790	36,253,483
Synovus Financial Corp.	1,185,577	44,636,974
Taylor Morrison Home Corp.*	871,086	46,472,438
TD SYNNEX Corp.	415,828	44,747,251
TEGNA, Inc.	1,596,810	24,431,193
Tempur Sealy International, Inc.	1,396,610	71,185,212
Tenet Healthcare Corp.*	823,271	62,214,589
Teradata Corp.*	792,855	34,497,121
Terex Corp.	545,594	31,349,831
Tetra Tech, Inc.	431,659	72,056,837
Texas Capital Bancshares, Inc.*	389,299	25,160,394
Texas Roadhouse, Inc.	541,407	66,176,178
Thor Industries, Inc.	431,921	51,074,658
Timken Co.	526,193	42,174,369
TKO Group Holdings, Inc.	486,407	39,681,083
Toll Brothers, Inc.	871,330	89,564,011
TopBuild Corp.*	257,594	96,407,130
Toro Co.	841,859	80,810,045
Travel + Leisure Co.	587,099	22,949,700
Trex Co., Inc.*	880,374	72,886,163
UFP Industries, Inc.	501,114	62,914,863
UGI Corp.	1,698,234	41,776,556
UMB Financial Corp.	354,097	29,584,804
Under Armour, Inc., Class A*	1,530,475	13,452,875
Under Armour, Inc., Class C*	1,568,085	13,093,510
United Bankshares, Inc.	1,093,894	41,075,720
United States Steel Corp.	1,808,161	87,967,033
United Therapeutics Corp.*	380,482	83,664,187
Universal Display Corp.	353,210	67,554,945
Unum Group	1,486,352	67,212,837
US Foods Holding Corp.*	1,833,656	83,266,319
Vail Resorts, Inc.	308,796	65,918,682
Valaris Ltd.*	508,226	34,849,057
Valley National Bancorp	3,457,245	37,545,681
Valmont Industries, Inc.	169,367	39,548,888
Valvoline, Inc.*	1,124,131	42,244,843
Vishay Intertechnology, Inc.	1,023,414	24,531,234
Visteon Corp.*	225,466	28,160,703
Vistra Corp.	2,724,738	104,956,908
Vontier Corp.	1,251,127	43,226,438

The accompanying notes are an integral part of these financial statements

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)

December 31, 2023 (unaudited)

Common Stock	Shares	Value
Vornado Realty Trust	1,296,056	$36,613,582
Voya Financial, Inc.	846,919	61,791,210
Watsco, Inc.	274,549	117,636,010
Watts Water Technologies, Inc., Class A	221,872	46,224,812
Weatherford International PLC*	584,665	57,197,777
Webster Financial Corp.	1,394,678	70,793,855
Wendy's Co.	1,354,429	26,384,277
Werner Enterprises, Inc.	513,939	21,775,595
WESCO International, Inc.	356,094	61,917,625
Western Union Co.	2,953,834	35,209,701
Westlake Corp.	259,702	36,347,892
WEX, Inc.*	346,463	67,404,377
Williams-Sonoma, Inc.	520,017	104,929,030
Wingstop, Inc.	238,468	61,186,119
Wintrust Financial Corp.	496,437	46,044,532
Wolfspeed, Inc.*	1,015,997	44,206,029
Woodward, Inc.	489,805	66,677,155
Wp Carey, Inc.	1,772,758	114,892,446
Wyndham Hotels & Resorts, Inc.	672,565	54,080,952
XPO, Inc.*	940,187	82,350,979
YETI Holdings, Inc.*	704,116	36,459,126
Ziff Davis, Inc.*	372,799	25,048,365
ZoomInfo Technologies, Inc., Class A*	2,401,551	44,404,678
Total Investments (Cost $20,887,944,874)		$20,385,884,107

------------------------------

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

December 31, 2023 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,693,431,579	8.27%
Retail	1,247,177,312	6.09%
Banks	1,108,755,786	5.41%
Insurance	1,087,958,325	5.31%
Oil & Gas	807,518,910	3.94%
Commercial Services	705,224,945	3.44%
Healthcare - Products	670,822,245	3.27%
Building Materials	662,228,647	3.23%
Diversified Financial Services	640,500,022	3.13%
Computers	612,019,645	2.99%
Machinery - Diversified	605,947,873	2.96%
Semiconductors	550,791,148	2.69%
Software	526,480,275	2.57%
Chemicals	481,037,333	2.35%
Engineering & Construction	469,408,022	2.29%
Electronics	441,914,754	2.16%
Apparel	431,117,835	2.10%
Transportation	409,201,882	2.00%
Food	396,990,117	1.94%
Healthcare - Services	388,595,577	1.90%
Electric	383,001,937	1.87%
Packaging & Containers	369,280,320	1.80%
Iron / Steel	349,275,748	1.71%
Pharmaceuticals	310,524,411	1.52%
Auto Parts & Equipment	307,225,297	1.50%
Entertainment	294,536,471	1.44%
Electrical Components & Equipment	280,998,253	1.37%
Miscellaneous Manufacturing	266,661,114	1.30%
Hand / Machine Tools	231,032,185	1.13%
Metal Fabricate / Hardware	227,065,175	1.11%
Home Builders	225,878,592	1.10%
Distribution / Wholesale	224,335,795	1.10%
Leisure Time	219,631,912	1.07%
Biotechnology	210,316,413	1.03%
Lodging	205,135,078	1.00%
Gas	200,465,667	0.98%
Environmental Control	180,477,551	0.88%
Telecommunications	161,474,599	0.79%
Media	150,908,335	0.74%
Internet	146,246,778	0.71%
Machinery - Construction & Mining	145,736,385	0.71%
Home Furnishings	141,078,006	0.69%
Mining	136,788,907	0.67%
Beverages	127,172,256	0.62%
Aerospace / Defense	119,357,413	0.58%
Pipelines	113,403,920	0.55%
Oil & Gas Services	110,894,477	0.54%
Water	76,096,292	0.37%
Real Estate	72,842,060	0.36%
Private Equity	71,409,729	0.35%
Agriculture	64,459,019	0.31%
Savings & Loans	59,918,747	0.29%
Food Service	59,468,367	0.29%
Toys / Games / Hobbies	54,065,485	0.26%
Cosmetics / Personal Care	37,707,927	0.18%
Trucking & Leasing	34,599,076	0.17%
Energy - Alternate Sources	34,562,384	0.17%
Household Products / Wares	23,253,630	0.11%
Housewares	21,476,164	0.10%
Total Investments	20,385,884,107	99.51%
Other Assets in Excess of Liabilities	99,499,361	0.49%
Net Assets	$20,485,383,468	100.00%